Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Previously Reported [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]
Beginning balance at Dec. 31, 2020	$ 1,169	$ 1,169	$ 7	$ 1	$ 6	$ 66,667	$ 66,673	$ (6)	$ (65,505)	$ (65,505)
Beginning balance (in shares) at Dec. 31, 2020			65,742,883	45,156,145	20,586,738
Capital contribution from Amprius Holdings	20,111					20,111
Exercise of stock options (in shares)			29,118
Exercise of stock options	1					1
Stock-based compensation	1,000					1,000
Contribution from Amprius Holdings related to stock-based compensation	1,473					1,473
Net income (loss)	(9,896)					0			(9,896)
Ending balance at Dec. 31, 2021	13,858		$ 7			89,252			(75,401)
Ending balance (in shares) at Dec. 31, 2021			65,772,001
Capital contribution from Amprius Holdings	505					505
Exercise of stock options (in shares)			146,566
Exercise of stock options	44					44
Issuance of common stock in connection with business combination and PIPE investment, net of issuance costs, shares			18,392,366
Issuance of common stock in connection with business combination and PIPE investment, net of issuance costs	70,938		$ 1			70,937
Issuance of common stock in connection with a stock purchase agreement, shares			84,793
Stock-based compensation	2,329					2,329
Cumulative effect adjustment from adoption of ASC 842	(154)								(154)
Exercise of stock warrants (in shares)			214,388
Exercise of stock warrants	2,465					2,465
Contribution from Amprius Holdings related to stock-based compensation	380					380
Net income (loss)	(17,332)								(17,332)
Ending balance at Dec. 31, 2022	$ 73,033		$ 8			$ 165,912			$ (92,887)
Ending balance (in shares) at Dec. 31, 2022			84,610,114